ACQUISITIONS AND DISPOSALS (Tables)	12 Months Ended
Dec. 31, 2024
Yundian [Member]
Business Combination [Line Items]
SCHEDULE OF IDENTIFIED ASSETS ACQUIRED AND LIABILITIES

The following summarizes the identified assets acquired and liabilities assumed pursuant to the acquisition of Yundian as of April 19, 2022:

Items	Amount
Assets
Cash and cash equivalents	$4,402
Other current assets	36,575
Goodwill	6,596,636
Liabilities
Accounts payable	(141)
Accrued expenses and other current liabilities	(265,472)
Total net assets	$6,372,000

SCHEDULE OF UNAUDITED PROFORMA CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE LOSS

Unaudited pro forma consolidated statements of operations and other comprehensive loss for the year ended December 31, 2022:

Items	Year ended December 31, 2022
Revenue	$10,978,767
Net loss	$(11,219,853)

Code Beating [Member]
Business Combination [Line Items]
SCHEDULE OF IDENTIFIED ASSETS ACQUIRED AND LIABILITIES

The following summarizes the identified assets acquired and liabilities assumed pursuant to the acquisition of Yundian as of June 23, 2022:

Items	Amount
Assets
Cash and cash equivalents	$21
Accounts receivable	613,198
Advances to suppliers, net	4,343,744
Other current assets	78,073
Goodwill	5,956,203
Liabilities
Accounts payable	(440,392)
Advance from customer	(4,410,090)
Accrued expenses and other current liabilities	(20,757)
Total net assets	$6,120,000

SCHEDULE OF UNAUDITED PROFORMA CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE LOSS

Unaudited pro forma consolidated statements of operations and other comprehensive loss for the year ended December 31, 2022:

Items	Year ended December 31, 2022
Revenue	$11,977,268
Net loss	$(11,218,447)

Yuanxing [Member]
Business Combination [Line Items]
SCHEDULE OF IDENTIFIED ASSETS ACQUIRED AND LIABILITIES

The following summarizes the identified assets acquired and liabilities assumed pursuant to the acquisition of Yuanxing as of December 23, 2022:

Items	Amount
Assets
Cash and cash equivalents	$12,484
Accounts receivable	767,120
Advances to suppliers, net	216,927
Other current assets	231,687
Property and equipment, net	3,329
Other non-current assets	17,631
Goodwill	1,744,366
Liabilities
Accounts payable	(203,901)
Advance from customer	(21,487)
Accrued expenses and other current liabilities	(128,156)
Total net assets	$2,640,000

SCHEDULE OF UNAUDITED PROFORMA CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE LOSS

Unaudited pro forma consolidated statements of operations and other comprehensive loss for the year ended December 31, 2022:

Items	Year ended December 31, 2022
Revenue	$12,540,220
Net loss	$(10,811,082)